COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 99,655
2017	61,733
2018	28,658
2019	6,179
2020 and thereafter	4,187
Operating Leases, Future Minimum Payments Due, Total	$ 200,412